Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	May 31, 2023	May 31, 2022
Schedule of Provision for Income Taxes [Abstract]
Current income tax expense	$ 51,712	$ 23,019
Provision for income taxes	$ 51,712	$ 23,019